UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

January 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 70.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.799%, with maturity at 2036(1)	$2,689	$2,835,751
2.832%, with maturity at 2038(1)	2,693	2,855,073
2.869%, with maturity at 2035(1)	4,461	4,657,693
2.917%, with maturity at 2034(1)	1,096	1,145,572
4.50%, with various maturities to 2035	2,590	2,758,558
5.00%, with various maturities to 2018	458	470,666
5.50%, with various maturities to 2032	545	575,137
6.00%, with various maturities to 2033	2,745	3,079,726
6.50%, with various maturities to 2036	18,012	20,461,471
6.87%, with maturity at 2024	62	67,574
7.00%, with various maturities to 2036	11,731	13,434,842
7.09%, with maturity at 2023	237	256,734
7.25%, with maturity at 2022	260	282,237
7.31%, with maturity at 2027	38	43,828
7.50%, with various maturities to 2035	10,799	12,627,421
7.63%, with maturity at 2019	37	37,420
7.75%, with maturity at 2018	1	595
7.78%, with maturity at 2022	30	32,843
7.85%, with maturity at 2020	38	39,226
8.00%, with various maturities to 2034	1,338	1,505,412
8.13%, with maturity at 2019	49	50,709
8.15%, with various maturities to 2021	84	89,087
8.25%, with maturity at 2017	2	1,639
8.50%, with various maturities to 2031	2,088	2,419,498
9.00%, with various maturities to 2027	297	319,965
9.50%, with various maturities to 2026	349	366,173
10.50%, with maturity at 2020	103	111,724

		$70,526,574

Federal National Mortgage Association:
1.848%, with various maturities to 2035(1)	$14,193	$14,458,491
1.851%, with various maturities to 2033(1)	1,684	1,711,736
1.853%, with various maturities to 2044(1)	1,920	1,949,049
1.896%, with maturity at 2035(1)	828	840,993
1.941%, with maturity at 2022(1)	290	292,924
2.151%, with maturity at 2037(1)	2,835	2,843,502
2.588%, with maturity at 2036(1)	646	648,446
2.722%, with maturity at 2040(1)	868	908,664
3.025%, with maturity at 2036(1)	625	636,415
3.046%, with maturity at 2027(1)	963	1,000,906
3.61%, with maturity at 2034(1)	2,842	3,045,797
3.654%, with maturity at 2021(1)	298	304,045
3.719%, with maturity at 2035(1)	2,883	3,089,256

Security	Principal Amount (000’s omitted)		Value
3.738%, with maturity at 2036(1)	$9,499		$10,180,138
3.774%, with maturity at 2036(1)	169		174,764
3.958%, with maturity at 2034(1)	2,636		2,817,344
4.043%, with maturity at 2035(1)	2,589		2,783,672
4.688%, with maturity at 2034(1)	5,995		6,421,439
5.00%, with maturity at 2027	141		153,596
5.50%, with various maturities to 2030	559		586,162
6.00%, with various maturities to 2038	8,706		9,872,745
6.429%, with maturity at 2025(2)	83		91,805
6.50%, with various maturities to 2038(3)	72,144		82,126,562
7.00%, with various maturities to 2037	38,927		45,171,278
7.50%, with various maturities to 2035	3,271		3,782,729
7.875%, with maturity at 2021	227		248,445
8.00%, with various maturities to 2034	14,067		16,734,758
8.02%, with maturity at 2030(2)	7		7,881
8.25%, with maturity at 2025	88		97,162
8.33%, with maturity at 2020	126		134,706
8.405%, with maturity at 2021(2)	23		24,659
8.50%, with various maturities to 2037	2,340		2,801,933
9.00%, with various maturities to 2026	72		81,926
9.50%, with various maturities to 2030	241		263,973
9.503%, with maturity at 2025(2)	7		7,168
9.55%, with maturity at 2021(2)	10		10,882
9.555%, with maturity at 2025(2)	0	(4)	155
9.618%, with maturity at 2025(2)	2		2,358
9.688%, with maturity at 2021(2)	18		19,789
9.75%, with maturity at 2019	5		5,350
9.955%, with maturity at 2020(2)	1		620
9.959%, with maturity at 2023(2)	11		12,151
10.073%, with maturity at 2021(2)	6		6,040
11.00%, with maturity at 2020	2		2,388
11.019%, with maturity at 2021(2)	0	(4)	223

			$216,355,025

Government National Mortgage Association:
2.25%, with various maturities to 2027(1)	$347		$356,013
6.00%, with various maturities to 2033	22,830		26,451,492
6.10%, with maturity at 2033	6,431		7,322,803
6.50%, with various maturities to 2034	5,697		6,585,233
7.00%, with maturity at 2034	5,502		6,428,762
7.50%, with various maturities to 2032	1,843		2,104,822
8.00%, with various maturities to 2034	2,338		2,738,745
8.25%, with maturity at 2019	11		11,259
8.30%, with maturity at 2020	7		7,801
8.50%, with various maturities to 2018	12		11,765
9.00%, with various maturities to 2027	2,381		2,788,280
9.50%, with various maturities to 2026	1,168		1,343,222

			$56,150,197

Total Mortgage Pass-Throughs (identified cost $335,557,680)			$343,031,796

Collateralized Mortgage Obligations — 19.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$84	$94,355
Series 1822, Class Z, 6.90%, 3/15/26	428	473,359
Series 1829, Class ZB, 6.50%, 3/15/26	142	154,437
Series 1896, Class Z, 6.00%, 9/15/26	217	235,857
Series 2075, Class PH, 6.50%, 8/15/28	100	109,976
Series 2091, Class ZC, 6.00%, 11/15/28	341	375,914
Series 2102, Class Z, 6.00%, 12/15/28	95	106,698
Series 2115, Class K, 6.00%, 1/15/29	777	859,778
Series 2142, Class Z, 6.50%, 4/15/29	219	250,402
Series 2245, Class A, 8.00%, 8/15/27	3,374	3,978,785
Series 3435, (Principal Only), Class PO, 0.00%, 4/15/38(5)	4,602	3,989,055
Series 4039, Class ME, 2.00%, 12/15/40	1,077	1,076,752
Series 4204, Class AF, 1.771%, 5/15/43(6)	2,855	2,823,856
Series 4259, Class UE, 2.50%, 5/15/43	3,398	3,421,026
Series 4319, Class SY, 6.526%, 3/15/44(7)	378	363,367
Series 4336, Class GU, 3.50%, 2/15/53	431	449,695
Series 4337, Class YT, 3.50%, 4/15/49	8,262	8,323,641
Series 4385, Class SC, 7.534%, 9/15/44(7)	596	559,800
Series 4407, Class LN, 7.523%, 12/15/43(7)	472	440,440
Series 4495, Class JA, 3.50%, 5/15/45	2,185	2,206,065
Series 4502, Class SL, 7.534%, 6/15/45(7)	895	807,335
Series 4584, Class PM, 3.00%, 5/15/46	5,079	5,207,155
Series 4637, Class QU, 3.00%, 4/15/44	9,621	9,268,325
Series 4639, Class KF, 2.071%, 12/15/44(6)	9,896	9,754,985

		$55,331,058

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$78	$83,459
Series G92-44, Class ZQ, 8.00%, 7/25/22	4	3,901
Series G93-36, Class ZQ, 6.50%, 12/25/23	3,827	4,175,851
Series 1993-16, Class Z, 7.50%, 2/25/23	118	130,569
Series 1993-39, Class Z, 7.50%, 4/25/23	337	377,180
Series 1993-45, Class Z, 7.00%, 4/25/23	372	407,546
Series 1993-149, Class M, 7.00%, 8/25/23	135	146,925
Series 1993-178, Class PK, 6.50%, 9/25/23	291	318,921
Series 1994-40, Class Z, 6.50%, 3/25/24	318	350,514
Series 1994-42, Class K, 6.50%, 4/25/24	1,332	1,465,859
Series 1994-82, Class Z, 8.00%, 5/25/24	481	544,075
Series 1997-81, Class PD, 6.35%, 12/18/27	198	216,893
Series 2000-49, Class A, 8.00%, 3/18/27	346	396,035
Series 2001-81, Class HE, 6.50%, 1/25/32	730	837,012
Series 2002-1, Class G, 7.00%, 7/25/23	169	185,442
Series 2005-37, Class SU, 26.116%, 3/25/35(7)	570	731,690
Series 2012-35, Class GE, 3.00%, 5/25/40	3,260	3,315,742
Series 2012-134, Class ZT, 2.00%, 12/25/42	4,624	3,846,513
Series 2013-52, Class MD, 1.25%, 6/25/43	4,559	4,377,897

Security	Principal Amount (000’s omitted)	Value
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(5)	$4,266	$3,492,086
Series 2016-41, Class HZ, 2.00%, 5/25/44	1,161	1,160,459
Series 2016-89, Class ZH, 3.00%, 12/25/46	4,649	4,613,831

		$31,178,400

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$886	$796,443
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,509	1,517,902
Series 2016-81, Class CZ, 2.25%, 3/16/45	2,607	2,422,135
Series 2016-91, Class UZ, 3.00%, 7/20/46	240	225,277
Series 2016-129, Class ZC, 2.00%, 6/20/45	3,389	3,279,277

		$8,241,034

Total Collateralized Mortgage Obligations (identified cost $95,137,243)		$94,750,492

U.S. Government Agency Obligations — 6.8%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$8,000	$8,136,344
3.28%, 3/25/36	7,900	7,718,268
3.44%, 2/23/40	4,746	4,625,874

		$20,480,486

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,131,845
5.50%, 7/15/36	5,660	7,472,836

		$12,604,681

Total U.S. Government Agency Obligations (identified cost $32,275,899)		$33,085,167

Short-Term Investments — 2.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.90%(8)	12,759,866	$12,761,141

Total Short-Term Investments (identified cost $12,761,141)		$12,761,141

Total Investments — 98.9% (identified cost $475,731,963)		$483,628,596

Other Assets, Less Liabilities — 1.1%		$5,375,756

Net Assets — 100.0%		$489,004,352

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2017.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2017.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Principal amount is less than $500.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2017.

(7)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2017.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2017 was $40,736.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	1,014	Short	Mar-17	$(119,490,390)	$(119,517,329)	$(26,939)
U.S. Ultra-Long Treasury Bond	158	Long	Mar-17	25,519,469	25,388,625	(130,844)

						$(157,783)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$20,000	Receives	3-month USD-LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(831,351)

						$(831,351)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$483,544,193

Gross unrealized appreciation	$5,715,864
Gross unrealized depreciation	(5,631,461)

Net unrealized appreciation	$84,403

At January 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts and interest rate swaps to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$—	$(157,783	)(1)
Swap contracts	—	(831,351)

Total	$—	$(989,134)

(1)	Amount represents cumulative unrealized depreciation on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$343,031,796	$—	$343,031,796
Collateralized Mortgage Obligations	—	94,750,492	—	94,750,492
U.S. Government Agency Obligations	—	33,085,167		33,085,167
Short-Term Investments	—	12,761,141	—	12,761,141
Total Investments	$—	$483,628,596	$—	$483,628,596

Liability Description
Futures Contracts	$(157,783)	$—	$—	$(157,783)
Swap Contracts	—	(831,351)	—	(831,351)
Total	$(157,783)	$(831,351)	$—	$(989,134)

The Portfolio held no investments or other financial instruments as of October 31, 2016 whose fair value was determined using Level 3 inputs. At January 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2017